Expense Example	Dec. 17, 2025 USD ($)
Guinness Atkinson US Dividend Builder ETF | Guinness Atkinson US Dividend Builder ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	121
Guinness Atkinson International Dividend Builder ETF | Guinness Atkinson International Dividend Builder ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	$ 152